Description of Organization and Business Operations (Q1) (Details) - USD ($)					1 Months Ended			3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 10, 2023	Aug. 16, 2022	Dec. 31, 2021	Dec. 22, 2021	Mar. 22, 2023	Aug. 16, 2022	Dec. 22, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Apr. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)											5,175,000
Common stock, par value (in Dollars per share)			$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Price per share (in Dollars per share)				$ 10.1			$ 10.1			$ 11.5
Sold at a price per Unit (in Dollars per share)				$ 10			$ 10				$ 0.005
Generating gross proceeds				$ 189,750,000			$ 189,750,000		$ 7,347,500
Warrants issued (in Shares)										17,404,250
Warrants price per share (in Dollars per share)								$ 1		$ 1
Transaction costs								$ 7,959,726		$ 7,959,726
Underwriting discount amount								3,450,000		3,450,000
Representative's shares cost								3,570,576
Representative's warrants cost								259,527
Other offering costs								$ 679,623		$ 258,548
Fair market value percentage								80.00%		80.00%
Public offering amount									186,300,000
Operating bank account							$ 741,228
Maturity days				185 days			185 days
Public shares percentage				100.00%
Dissolution expenses								$ 100,000
Net tangible assets								5,000,001		5,000,001
Cash			$ 741,228					55,610	$ 741,228	193,486
Working capital deficit								1,947,395
Capital contribution								25,000		25,000
Unsecured promissory note								204,841		$ 204,841
Repurchase, shares percentage	100.00%
Extension fee	$ 48,707
Total redemption payment					$ 184,845,836
Percentage of excise tax		1.00%				1.00%				1.00%
Stockholders redeemed shares (in Shares)					18,000,868
Stock Redeemed or Called During Period, Value					$ 184,845,836			(1,848,455)
Excise tax payable								$ 1,848,455
Shares redeemed percentage								1.00%
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)				18,975,000			18,975,000
Price per share (in Dollars per share)				$ 10.1			$ 10.1
Representative's shares cost										$ 679,623
Public offering amount				$ 191,647,500
Operating bank account			$ 741,228
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)				2,475,000			2,475,000
Warrants issued (in Shares)								697,500
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds								$ 7,347,500		$ 7,347,500
Warrants issued (in Shares)								7,347,500
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)								$ 10.1
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)					18,000,868
Common stock, par value (in Dollars per share)				$ 0.0001			$ 0.0001
Price per share (in Dollars per share)				$ 11.5			$ 11.5	$ 10		$ 10
Stockholders redeemed shares (in Shares)
U.S. federal [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of excise tax		1.00%
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Outstanding voting securities percentage								50.00%